Earnings Per Share - Schedule of Calculation of Numerator and Denominator in Earnings Per Share (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Numerator:
Income (Loss) from Continuing Operations Attributable to Parent	$ 40,298	$ (33,836)
Loss from Discontinued Operations, Net of Taxes	(5,136)	(4,506)
Net income (loss) (in dollars)	$ 35,162	$ (38,342)
Denominator:
Weighted average basic shares (in shares)	158,931	139,208
Add effect of stock equivalents (in shares)	2,194	0
Weighted average diluted shares (in shares)	161,125	139,208